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  Pursuant to Rule 201 of Regulation S-T, this is a confirming copy of the Form 24F-2 filing for The Navellier Performance
  Funds made on February 28, 1996 in paper.

      Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

  1.  Name and address of issuer: The Navellier Performance Funds
                                  920 Incline Way, Building I
                                  Incline Village, Nevada  89450

  2. Name of each series or class of funds for which this notice is filed: Navellier Aggressive Growth Portfolio

  3.  Investment Company Act File Number:  811-9142

       Securities Act File Number:  33-80195

  4.  Last day of fiscal year for which this notice is filed:
      December 31, 1995

  5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal
      year but before termination of the issuer's 24f-2
      declaration:                        [ ]

  6.  Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                None

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                None


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  9.  Number and aggregate sale price of securities sold during the fiscal year:

                      Shares Sold:  20,020
               Aggregate Sale Price:  $ 200,000

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                      Shares Sold:   20,020
            Aggregate Sale Price:  $ 200,000

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

  12.  Calculation of registration fee:

           (i)    Aggregate sale price of securities sold
                  during the fiscal year in reliance on rule
                  24f-2 (from Item 10):                         $     200,000

          (ii)    Aggregate price of shares issued in
                  connection with dividend reinvestment plans
                  (from Item 11, if applicable):                +

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if
                  applicable):                                  -           0


          (iv)    Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to rule
                  24e-2 (if applicable):                        +


           (v)    Net aggregate price of securities sold and
                  issued during the fiscal year in reliance on
                  rule 24f-2 [line (i), plus line (ii), less
                  line (iii), plus line (iv)] (if applicable):  $     200,000


          (vi)    Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable
                  law or regulation (see Instruction C.6):      x .0003448276



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         (vii)    Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                                   $       68.97


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  Instruction:   Issuers should complete lines (ii), (iii),
                 (iv), and (v) only if the form is being filed
                 within 60 days after the close of the issuer's
                 fiscal year.  See Instruction C.3.


  13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
       Commission's Rules of Informal and Other Procedures (17
       CFR 202.3a).                            [X]


      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 29, 1996

            Wire Reference No.:  FT0063
            Time Transmitted:  14:05


                             SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/Louis G. Navellier, President and
  Chairman of the Board of Trustees


  Date 2/29/96

  *Please print the name and title of the signing officer below the signature.














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